Property and equipment (Tables)	12 Months Ended
Mar. 31, 2020
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Changes in Carrying Value of Property and Equipment
The changes in the carrying value of property and equipment for the year ended March 31, 2019 are as follows:

Gross carrying value	Buildings	Computers and software	Furniture, fixtures and office equipment	Vehicles	Leasehold improvements	Total
Balance as at April 1, 2018	$10,223	$73,083	$77,387	$656	$69,166	$230,515
Additions	—	7,361	7,487	328	8,097	23,273
On acquisition (Refer Note 5(a))	—	30	—	—	—	30
Disposals/retirements	—	(2,812)	(2,856)	(158)	(1,275)	(7,101)
Translation adjustments	(260)	(4,572)	(4,739)	(45)	(4,287)	(13,903)

Balance as at March 31, 2019	$9,963	$73,090	$77,279	$781	$71,701	$232,814

Accumulated depreciation
Balance as at April 1, 2018	$4,710	$64,730	$56,892	$497	$45,446	$172,275
Depreciation	496	5,437	7,227	150	7,024	20,334
Disposals/retirements	—	(2,775)	(2,816)	(146)	(1,169)	(6,906)
Translation adjustments	(117)	(4,139)	(3,465)	(35)	(2,816)	(10,572)

Balance as at March 31, 2019	$5,089	$63,253	$57,838	$466	$48,485	$175,131

Capital work-in-progress						3,315

Net carrying value as at March 31, 2019						$60,998

The changes in the carrying value of property and equipment for the year ended March 31, 2020 are as follows:

Gross carrying value	Buildings	Computers and software	Furniture, fixtures and office equipment	Vehicles	Leasehold improvements	Total
Balance as at April 1, 2019	$9,963	$73,090	$77,279	$781	$71,701	$232,814
Additions	—	6,837	7,399	265	5,790	20,291
On adoption of IFRS 16	—	—	—	—	(1,666)	(1,666)
Disposals/retirements	—	(293)	(1,184)	(130)	(637)	(2,244)
Translation adjustments	(361)	(5,246)	(5,091)	(78)	(4,260)	(15,036)

Balance as at March 31, 2020	$9,602	$74,388	$78,403	$838	$70,928	$234,159

Accumulated depreciation
Balance as at April 1, 2019	$5,089	$63,253	$57,838	$466	$48,485	$175,131
Depreciation	493	5,506	7,473	228	6,834	20,534
Disposals/retirements	—	(252)	(1,106)	(130)	(628)	(2,116)
On adoption of IFRS 16	—	—	—	—	(922)	(922)
Translation adjustments	(197)	(4,611)	(4,161)	(50)	(3,482)	(12,501)

Balance as at March 31, 2020	$5,385	$63,896	$60,044	$514	$50,287	$180,126

Capital work-in-progress						2,951

Net carrying value as at March 31, 2020						$56,984